UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

March 31, 2012 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

PRODUCER DURABLE GOODS — 22.6%
Actuant Corporation (Class A)	365,300	$10,590,047
Franklin Electric Co., Inc.	261,100	12,812,177
Graco Inc.	457,900	24,296,174
HNI Corporation	594,133	16,487,191
IDEX Corporation	494,000	20,812,220
Rotork plc	24,651	808,158
WABCO Holdings Inc.*	443,100	26,798,688
Zebra Technologies Corporation (Class A)*	444,600	18,308,628
		$130,913,283
RETAILING — 18.7%
CarMax, Inc.*	881,500	$30,543,975
L’Occitane International S.A.	1,875,000	4,437,938
O’Reilly Automotive, Inc.*	505,000	46,131,750
Signet Jewelers Ltd.	576,200	27,242,736
		$108,356,399
BUSINESS SERVICES & SUPPLIES — 16.6%
Aggreko plc	149,534	$5,383,224
Brady Corporation (Class A)	46,281	1,497,190
CLARCOR, Inc.	292,300	14,349,007
Copart, Inc.*	794,600	20,715,222
Domino Printing Sciences plc	145,000	1,294,560
Halma plc	976,057	5,943,797
Manpower Inc.	274,000	12,979,380
ScanSource, Inc.*	740,363	27,630,347
Spirax-Sarco Engineering plc	190,000	6,350,560
		$96,143,287
HEALTH CARE — 14.7%
bioMérieux S.A.	79,887	$6,296,462
Bio-Rad Laboratories, Inc. (Class A)*	170,900	17,720,621
Life Technologies Corporation*	479,198	23,394,446
Lincare Holdings Inc.	657,700	17,021,276
Sonova Holding AG	53,500	5,946,418
Varian Medical Systems, Inc.*	48,600	3,351,456
VCA Antech, Inc.*	477,900	11,092,059
		$84,822,738
ENERGY — 7.1%
FMC Technologies, Inc.*	356,200	$17,959,604
Noble Corporation	612,000	22,931,640
		$40,891,244
TECHNOLOGY — 5.7%
Dolby Laboratories, Inc. (Class A)*	134,400	$5,115,264
EVS Broadcast Equipment S.A.	25,000	1,296,940
Maxim Integrated Products, Inc.	358,000	10,235,220
Microchip Technology Incorporated	433,851	16,139,257
		$32,786,681

TRANSPORTATION — 4.9%
Heartland Express, Inc.	955,400	$13,815,084
Knight Transportation, Inc.	810,400	14,311,664
		$28,126,748
ENTERTAINMENT — 2.5%
Carnival Corporation (Class A)	456,600	$14,647,728

TOTAL COMMON STOCKS — 92.8% (Cost $340,060,228)		$536,688,108

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$2,523,000
ProLogis Inc. (Series S)	120,000	3,015,600
TOTAL PREFERRED STOCKS — 0.9% (Cost $5,726,454)		$5,538,600

NON-CONVERTIBLE BONDS AND DEBENTURES
CORPORATE
Appleton Papers Inc. — 10.5% 2015	$3,000,000	$3,112,500
Cenveo Corporation — 7.875% 2013	2,725,000	2,602,375
Deluxe Corporation — 5.125% 2014	2,000,000	2,045,000
Helix Energy Solutions Group, Inc. — 9.5% 2016	1,158,000	1,215,900
Office Depot, Inc. — 6.25% 2013	1,044,000	1,075,320
Omnova Solutions Inc. — 7.875% 2018	275,000	259,188
Quality Distribution, LLC — 9.875% 2018	3,000,000	3,319,020
SPX Corporation — 7.625% 2014	2,000,000	2,220,000
Select Medical Holdings Corporation — 7.625% 2015	500,000	494,400
Service Corporation International — 7.375% 2014	1,000,000	1,092,500
Solo Cup Company — 10.5% 2013	3,000,000	3,048,750
Stone Energy Corporation — 6.75% 2014	2,000,000	2,015,000
Tube City IMS Corporation — 9.75% 2015	1,000,000	1,027,500
TOTAL NON- CONVERTIBLE BONDS AND DEBENTURES — 4.1% (Cost $22,899,430)		$23,527,453

TOTAL INVESTMENT SECURITIES — 97.8% (Cost $368,686,112)		$565,754,161

SHORT-TERM INVESTMENTS
State Street Bank Repurchase Agreement — 0.01% 04/02/12
(Collateralized by $2,950,000 Face Amount U.S. Treasury Bond - 4.625% 2040, market value $3,752,851)	$3,679,000	$3,679,002
Federal Home Loan Bank Discount Note — 0.03% 04/05/12	8,300,000	8,299,972
TOTAL SHORT-TERM INVESTMENTS — 2.1% (Cost $11,978,974)		$11,978,974

TOTAL INVESTMENTS — 99.9% (Cost $380,665,086) — Note 2		$577,733,135
Other assets and liabilities, net — 0.1%		449,855
TOTAL NET ASSETS — 100.0%		$578,182,990

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under guidelines adopted by authority of the Fund’s Board of Directors.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2012:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$536,688,108	—	—	$536,688,108
Preferred Stocks	5,538,600	—	—	5,538,600
Non-Convertible Bonds & Debentures	—	$23,527,453	—	23,527,453
Short-Term Investments	—	11,978,974	—	11,978,974
Total Investments	$542,226,708	$35,506,427	—	$577,733,135

Transfers of investments between different levels of the hierarchy are recorded at market value as of the end of the reporting period.  There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2012.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $368,872,913 for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$197,673,885
Gross unrealized depreciation:	(792,637)
Net unrealized appreciation:	$196,881,248

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 24, 2012

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 24, 2012